LICENSE AGREEMENTS	12 Months Ended
Dec. 31, 2011
LICENSE AGREEMENTS
LICENSE AGREEMENTS

5. LICENSE AGREEMENTS

  Gel Products

        The Company licensed the technology underlying LibiGel and Elestrin, but not its male testosterone gel, from Antares Pharma, Inc. (Antares). Under the agreement, Antares granted the Company an exclusive license to certain patents and patent applications covering these gel products, including rights to sublicense, in order to develop and market the products in certain territories. Under the agreement, the Company is required to pay Antares certain development and regulatory milestone payments and royalties based on net sales of any products the Company or any sub-licensee sells incorporating the in-licensed technology. The patents covering the formulations used in these gel products are expected to expire in 2022 and 2028. The Company's male testosterone gel was developed and is fully-owned by the Company and is not covered under the Antares license.

  GVAX Cancer Vaccine Technology

        The Company owns development and commercialization rights to its GVAX cancer vaccine technology as a result of its transaction with Cell Genesys. The original core patent applications covering the cancer vaccine technology were licensed exclusively to Cell Genesys from Johns Hopkins University and The Whitehead Institute for Biomedical Research in 1992. Rights to additional patents and patent applications were licensed from Johns Hopkins University in 2001. The patents are expected to expire between 2012 and 2026. Under the various agreements, the Company is required to pay Johns Hopkins University and The Whitehead Institute for Biomedical Research certain development and regulatory milestone payments and royalties based on net sales of any products the Company or any sub-licensee sells incorporating the in-licensed technology.

  The Pill Plus

        The Company licensed the technology underlying its triple component contraceptive, or The Pill Plus, from Wake Forest University Health Sciences and Cedars-Sinai Medical Center. The financial terms of this license include regulatory milestone payments, maintenance payments and royalty payments by the Company if a product incorporating the licensed technology gets approved and subsequently is marketed. The patents covering the technology underlying The Pill Plus are expected to expire in 2016.

  Other License Agreements

        The Company has entered into several other license agreements in which the Company has out-licensed certain of the rights and technologies the Company has licensed. Under these agreements, the Company typically is entitled to receive royalty payments on any sales of the products and, in some cases, may be entitled to receive certain development and regulatory milestones.